Business combinations - Total Consideration Transferred (Details) - USD ($) $ in Thousands	Jul. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities assumed
Excess purchase price (goodwill)		$ 25,356	$ 25,627	$ 24,838	$ 23,991
ABN AMRO (Channel Islands) Limited Acquisition
Business Acquisition [Line Items]
Total consideration transferred	$ 201,107
Assets acquired
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	3,016,859
Loans	654,503
Intangible assets	24,371
Other assets	31,674
Total assets acquired	3,727,407
Liabilities assumed
Deposits	(3,493,239)
Other liabilities	(33,061)
Liabilities acquired	(3,526,300)
Excess purchase price (goodwill)	$ 0